Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Fair Value Hedges - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Hedged item
Schedule of Fair Value Hedges [Line Items]
Total	$ 6,719,388	$ 13,140,543
Hedged item | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Hedged item | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	841,009	100,007
Hedged item | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	224,877	3,448,682
Hedged item | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	2,138,634	3,823,940
Hedged item | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	1,694,746	3,102,760
Hedged item | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	581,909	847,282
Hedged item | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	1,238,213	1,817,872
Commercial loans | Loans and receivables from clients
Schedule of Fair Value Hedges [Line Items]
Total	144,144	0
Commercial loans | Loans and receivables from clients | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Commercial loans | Loans and receivables from clients | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Commercial loans | Loans and receivables from clients | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	62,628	0
Commercial loans | Loans and receivables from clients | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	81,516	0
Commercial loans | Loans and receivables from clients | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Commercial loans | Loans and receivables from clients | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Commercial loans | Loans and receivables from clients | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean sovereign bonds | Debt instruments at FVOCI
Schedule of Fair Value Hedges [Line Items]
Total	548,303	301,803
Chilean sovereign bonds | Debt instruments at FVOCI | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean sovereign bonds | Debt instruments at FVOCI | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean sovereign bonds | Debt instruments at FVOCI | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean sovereign bonds | Debt instruments at FVOCI | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean sovereign bonds | Debt instruments at FVOCI | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean sovereign bonds | Debt instruments at FVOCI | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	169,155	0
Chilean sovereign bonds | Debt instruments at FVOCI | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	379,148	301,803
US Treasury bonds | Debt instruments at FVOCI
Schedule of Fair Value Hedges [Line Items]
Total	497,050	1,267,953
US Treasury bonds | Debt instruments at FVOCI | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
US Treasury bonds | Debt instruments at FVOCI | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	0	0
US Treasury bonds | Debt instruments at FVOCI | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	0	0
US Treasury bonds | Debt instruments at FVOCI | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	497,050	0
US Treasury bonds | Debt instruments at FVOCI | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	0	655,838
US Treasury bonds | Debt instruments at FVOCI | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	349,780
US Treasury bonds | Debt instruments at FVOCI | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	262,335
Chilean Treasury bonds | Debt instruments at FVOCI
Schedule of Fair Value Hedges [Line Items]
Total	532,950	50,795
Chilean Treasury bonds | Debt instruments at FVOCI | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Treasury bonds | Debt instruments at FVOCI | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Treasury bonds | Debt instruments at FVOCI | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Treasury bonds | Debt instruments at FVOCI | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Treasury bonds | Debt instruments at FVOCI | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	328,347	0
Chilean Treasury bonds | Debt instruments at FVOCI | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	204,603	0
Chilean Treasury bonds | Debt instruments at FVOCI | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	50,795
Time deposits | Time deposits and other time liabilities
Schedule of Fair Value Hedges [Line Items]
Total	530,253	132,430
Time deposits | Time deposits and other time liabilities | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Time deposits | Time deposits and other time liabilities | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	177,944	12,562
Time deposits | Time deposits and other time liabilities | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	66,207	27,708
Time deposits | Time deposits and other time liabilities | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	286,102	92,160
Time deposits | Time deposits and other time liabilities | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Time deposits | Time deposits and other time liabilities | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Time deposits | Time deposits and other time liabilities | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Senior bonds | Issued debt instruments
Schedule of Fair Value Hedges [Line Items]
Total	3,418,109	4,432,171
Senior bonds | Issued debt instruments | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Senior bonds | Issued debt instruments | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	586,519	0
Senior bonds | Issued debt instruments | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	96,042	91,973
Senior bonds | Issued debt instruments | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	846,503	882,779
Senior bonds | Issued debt instruments | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	1,174,316	2,262,976
Senior bonds | Issued debt instruments | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	208,151	497,502
Senior bonds | Issued debt instruments | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	506,578	696,941
Subordinated bonds | Issued debt instruments
Schedule of Fair Value Hedges [Line Items]
Total	544,570	777,389
Subordinated bonds | Issued debt instruments | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Subordinated bonds | Issued debt instruments | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	0	87,445
Subordinated bonds | Issued debt instruments | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Subordinated bonds | Issued debt instruments | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Subordinated bonds | Issued debt instruments | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	192,083	183,946
Subordinated bonds | Issued debt instruments | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total		0
Subordinated bonds | Issued debt instruments | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	352,487	505,998
Interbank loans | Interbank borrowing
Schedule of Fair Value Hedges [Line Items]
Total	504,009	0
Interbank loans | Interbank borrowing | Demand
Schedule of Fair Value Hedges [Line Items]
Total		0
Interbank loans | Interbank borrowing | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	76,546	0
Interbank loans | Interbank borrowing | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total		0
Interbank loans | Interbank borrowing | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	427,463	0
Interbank loans | Interbank borrowing | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total		0
Interbank loans | Interbank borrowing | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total		0
Interbank loans | Interbank borrowing | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total		0
Chilean Central Bank loans | Interbank borrowing
Schedule of Fair Value Hedges [Line Items]
Total	0	6,178,002
Chilean Central Bank loans | Interbank borrowing | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Central Bank loans | Interbank borrowing | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Central Bank loans | Interbank borrowing | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	0	3,329,001
Chilean Central Bank loans | Interbank borrowing | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	0	2,849,001
Chilean Central Bank loans | Interbank borrowing | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total		0
Chilean Central Bank loans | Interbank borrowing | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Central Bank loans | Interbank borrowing | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Cross currency swaps | Hedging instrument
Schedule of Fair Value Hedges [Line Items]
Total	5,378,398	5,218,632
Cross currency swaps | Hedging instrument | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Cross currency swaps | Hedging instrument | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	841,009	87,445
Cross currency swaps | Hedging instrument | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	224,877	91,973
Cross currency swaps | Hedging instrument | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	1,641,584	902,331
Cross currency swaps | Hedging instrument | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	1,391,446	2,433,621
Cross currency swaps | Hedging instrument | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	438,909	497,502
Cross currency swaps | Hedging instrument | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	840,573	1,205,760
Interest rate swaps | Hedging instrument
Schedule of Fair Value Hedges [Line Items]
Total	1,340,990
Interest rate swaps | Hedging instrument | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0
Interest rate swaps | Hedging instrument | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	0
Interest rate swaps | Hedging instrument | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	0
Interest rate swaps | Hedging instrument | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	497,050
Interest rate swaps | Hedging instrument | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	303,300
Interest rate swaps | Hedging instrument | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	143,000
Interest rate swaps | Hedging instrument | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	$ 397,640
Forwards | Hedging instrument
Schedule of Fair Value Hedges [Line Items]
Total		7,921,911
Forwards | Hedging instrument | Demand
Schedule of Fair Value Hedges [Line Items]
Total		0
Forwards | Hedging instrument | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total		12,562
Forwards | Hedging instrument | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total		3,356,709
Forwards | Hedging instrument | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total		2,921,609
Forwards | Hedging instrument | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total		669,139
Forwards | Hedging instrument | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total		349,780
Forwards | Hedging instrument | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total		$ 612,112